Note payable issued in acquisition (Details Narrative) - USD ($)			1 Months Ended			3 Months Ended	12 Months Ended
	Jan. 25, 2021	Aug. 06, 2020	Jan. 31, 2021	Oct. 31, 2020	Aug. 31, 2020	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Restructuring Cost and Reserve [Line Items]
Debt instrument, face amount							$ 2,000,000		$ 525,000
Debt discounted amount	$ 22,300
Interest expense						$ 13,431	60,626
Loss contingency name of plaintiff					Ms. Whitley
Loss contingency name of defendant					Magical Beasts
Loss contingency damages sought value		$ 5,000,000		$ 1,000,000
Loss contingency damages paid value		$ 5,000,000		336,450
Payments for legal settlements				$ 300,000
Shares issued for legal settlement				8,500
Loss contingency damages sought value outstanding									691,500
Extinguishment of debt, gain	$ 669,200		$ 669,200					$ 34,499
Magical Beasts LLC [Member]
Restructuring Cost and Reserve [Line Items]
Debt instrument, face amount									1,000,000
Debt discounted amount									950,427
Interest expense									$ 49,573